united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2023

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-757-4277 www.leadersharesetfs.com

LeaderShares® Activist Leaders® ETF
PORTFOLIO REVIEW
April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® Activist Leaders® ETF - NAV	3.06%	(10.30)%	10.50%
LeaderShares® Activist Leaders® ETF - Market Price	1.67%	(6.18)%	10.45%
S&P 500 Index (b)	8.63%	2.66%	10.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The NAV returns are calculated using the traded NAV on April 28, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS April 30, 2023
Percent of
Top 10 Industries	Net Assets
Technology Services	11.9%
Biotech & Pharma	11.9%
Retail Discretionary	8.0%
Technology Hardware	7.9%
Asset Management	7.9%
Leisure Facilities & Services	4.0%
Real Estate Owners & Developers	4.0%
Chemicals	4.0%
Construction Materials	4.0%
Electrical Equipment	4.0%
Other/Cash and Equivalents	32.4%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO REVIEW
April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® AlphaFactor® Tactical Focused ETF - NAV	(2.17)%	(0.39)%	12.38%
LeaderShares® AlphaFactor® Tactical Focused ETF - Market Price	(2.08)%	(0.39)%	12.35%
S&P 500 Index (b)	8.63%	2.66%	10.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.99% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS April 30, 2023
Percent of
Top 10 Industries	Net Assets
Leisure Facilities & Services	16.8%
Oil & Gas Producers	15.2%
Specialty Finance	10.3%
Health Care Facilities & Services	6.8%
Transportation & Logistics	6.7%
Technology Hardware	6.5%
Construction Materials	3.6%
Transportation Equipment	3.5%
Retail - Discretionary	3.4%
Banking	3.4%
Other/Cash and Equivalents	23.8%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Leadershares® AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023, compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Three Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	1.17%	0.14%	12.63%	5.08%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	1.10%	0.11%	12.38%	5.08%
S&P 500 Index (b)	8.63%	2.66%	14.52%	9.95%
AlphaFactor® US Core Equity Index (c)	1.55%	0.67%	13.35%	5.99%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS April 30, 2023
Percent of
Top 10 Industries	Net Assets
Oil & Gas Producers	15.6%
Health Care Facilities & Services	8.4%
Retail- Discretionary	7.3%
Insurance	7.1%
Chemicals	6.9%
Leisure Facilities & Services	5.1%
Institutional Financial Services	4.0%
Transportation & Logistics	3.8%
Steel	3.7%
Construction Materials	3.0%
Other/Cash and Equivalents	35.1%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Equity Skew ETF
PORTFOLIO REVIEW
April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® Equity Skew ETF - NAV	2.10%	(3.36)%	9.96%
LeaderShares® Equity Skew ETF - Market Price	2.18%	(3.43)%	9.93%
S&P 500 Index (b)	8.63%	2.66%	14.41%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/11/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.81% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading May 11, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS April 30, 2023
Percent of
Top 10 Industries	Net Assets
Exchange Traded Funds	89.0%
Technology Hardware	1.6%
Biotech & Pharma	1.3%
Software	1.1%
Semiconductors	0.9%
Oil & Gas Producers	0.8%
Technology Services	0.6%
Internet Media & Services	0.5%
Medical Equipment & Devices	0.4%
Healthcare Facilities & Services	0.4%
Other/Cash and Equivalents	3.4%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Dynamic Yield ETF
PORTFOLIO REVIEW
April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception(a)
LeaderShares® Dynamic Yield ETF - NAV	5.91%	1.16%	(3.57)%
LeaderShares® Dynamic Yield ETF - Market Price	3.46%	0.73%	(3.57)%
Bloomberg US Aggregate Bond Index (b)	6.91%	(0.43)%	(5.40)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (6/28/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading June 28, 2021.

(b)	The Bloomberg U.S. Aggregate Bond Index is a broadbased benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgagebacked securities, asset-backed securities and collateralized mortgage-backed securities.

PORTFOLIO ANALYSIS April 30, 2023
Percent of
Top 10 Industries	Net Assets
U.S. Government & Agencies	39.9%
Banking	11.1%
Telecommunications	7.0%
Biotech & Pharma	4.4%
Health Care Facilities & Services	3.8%
Institutional Financial Services	3.5%
Food	3.4%
Software	3.3%
Aerospace & Defense	2.9%
Technology Hardware	2.4%
Other/Cash and Equivalents	18.3%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ASSET MANAGEMENT - 7.9%
213,276	Invesco Ltd.	$3,653,418
141,730	Janus Henderson Group plc	3,677,893
		7,331,311
	AUTOMOTIVE - 3.9%
242,806	Dana, Inc.	3,591,101

	BIOTECH & PHARMA - 11.9%
502,765	Bausch Health Companies, Inc.(a)	3,705,377
310,738	Innoviva, Inc.(a)	3,644,957
351,911	Ironwood Pharmaceuticals, Inc.(a)	3,663,394
		11,013,728
	CHEMICALS - 4.0%
23,041	Rogers Corporation(a)	3,708,449

	CONSTRUCTION MATERIALS - 4.0%
125,433	MDU Resources Group, Inc.	3,665,152

	CONSUMER SERVICES - 3.9%
136,251	Upbound Group, Inc.	3,632,452

	CONTAINERS & PACKAGING - 3.9%
42,563	Crown Holdings, Inc.	3,651,054

	ELECTRICAL EQUIPMENT - 4.0%
245,818	Vertiv Holdings Company	3,667,605

	FOOD - 3.9%
68,738	TreeHouse Foods, Inc.(a)	3,660,299

	GAS & WATER UTILITIES - 3.9%
64,841	Southwest Gas Holdings, Inc.	3,631,096

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME & OFFICE PRODUCTS - 4.0%
302,780	Newell Brands, Inc.	$3,678,777

	INTERNET MEDIA & SERVICES - 3.9%
48,349	GoDaddy, Inc., Class A(a)	3,659,052

	LEISURE FACILITIES & SERVICES - 4.0%
52,539	Restaurant Brands International, Inc.	3,684,560

	PUBLISHING & BROADCASTING - 4.0%
93,118	New York Times Company (The), Class A	3,701,441

	REAL ESTATE OWNERS & DEVELOPERS - 4.0%
47,420	Howard Hughes Corporation(a)	3,668,885

	RETAIL - DISCRETIONARY - 8.0%
105,260	Bath & Body Works, Inc.	3,694,626
53,812	Freshpet, Inc.(a)	3,711,414
		7,406,040
	TECHNOLOGY HARDWARE - 7.9%
62,598	Seagate Technology Holdings plc	3,678,885
232,045	Xerox Holdings Corporation	3,636,145
		7,315,030
	TECHNOLOGY SERVICES - 11.9%
1,048,686	Conduent, Inc.(a)	3,680,888
215,851	Green Dot Corporation, Class A(a)	3,710,478
30,315	Insight Enterprises, Inc.(a)	3,666,599
		11,057,965

	TOTAL COMMON STOCKS (Cost $92,413,226)	91,723,997

	TOTAL INVESTMENTS - 99.0% (Cost $92,413,226)	$91,723,997
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	944,026
	NET ASSETS - 100.0%	$92,668,023

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

(a)	Non-income producing security.

LTD	- Limited Company

PLC	- Public Limited Company

Diversification of Assets
Country	% of Net Assets
United States	79.1%
Canada	8.0%
Ireland	4.0%
Jersey	4.0%
Bermuda	3.9%
Total	99.0%
Other Assets Less Liabilities - Net	1.0%
Grand Total	100.0%

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	BANKING - 3.4%
107,183	Popular, Inc.	$6,432,052

	CHEMICALS - 3.2%
224,611	Huntsman Corporation	6,017,329

	COMMERCIAL SUPPORT SERVICES - 3.0%
74,360	ManpowerGroup, Inc.	5,629,796

	CONSTRUCTION MATERIALS - 3.6%
64,143	Owens Corning	6,851,114

	CONSUMER SERVICES - 3.4%
53,642	Grand Canyon Education, Inc.(a)	6,367,305

	FOOD - 3.2%
264,586	Pilgrim’s Pride Corporation(a)	6,035,207

	HEALTH CARE FACILITIES & SERVICES - 6.8%
81,240	Cardinal Health, Inc.	6,669,804
23,988	Cigna Group (The)	6,075,921
		12,745,725
	LEISURE FACILITIES & SERVICES - 16.8%
95,622	Boyd Gaming Corporation	6,636,167
52,029	Choice Hotels International, Inc.	6,634,738
44,987	Marriott Vacations Worldwide Corporation	6,053,451
155,335	Travel + Leisure Company	5,944,670
89,890	Wyndham Hotels & Resorts, Inc.	6,132,296
		31,401,322
	OIL & GAS PRODUCERS - 15.2%
171,665	APA Corporation	6,325,855
125,286	HF Sinclair Corporation	5,526,365
45,664	Marathon Petroleum Corporation	5,571,008
94,974	PDC Energy, Inc.	6,178,059

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	OIL & GAS PRODUCERS - 15.2% (Continued)
44,182	Valero Energy Corporation	$5,066,350
		28,667,637
	RETAIL - DISCRETIONARY - 3.4%
31,077	Lowe’s Companies, Inc.	6,458,733

	SPECIALTY FINANCE - 10.3%
240,975	Ally Financial, Inc.	6,356,921
457,522	MGIC Investment Corporation	6,803,351
211,876	Synchrony Financial	6,252,461
		19,412,733
	STEEL - 3.2%
23,975	Reliance Steel & Aluminum Company	5,941,005

	TECHNOLOGY HARDWARE - 6.5%
71,918	Dolby Laboratories, Inc., Class A	6,018,817
209,886	HP, Inc.	6,235,714
		12,254,531
	TECHNOLOGY SERVICES - 3.4%
17,649	S&P Global, Inc.	6,399,174

	TRANSPORTATION & LOGISTICS - 6.7%
61,894	CH Robinson Worldwide, Inc.	6,243,248
56,020	Expeditors International of Washington, Inc.	6,377,316
		12,620,564
	TRANSPORTATION EQUIPMENT - 3.5%
134,747	Allison Transmission Holdings, Inc.	6,574,306

	WHOLESALE - DISCRETIONARY - 3.3%
108,914	LKQ Corporation	6,287,605

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $181,858,158)	$186,096,138

	TOTAL INVESTMENTS - 98.9% (Cost $181,858,158)	$186,096,138
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	1,988,761
	NET ASSETS - 100.0%	$188,084,899

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ADVERTISING & MARKETING - 0.9%
42,240	Interpublic Group of Companies, Inc. (The)	$1,509,235

	AEROSPACE & DEFENSE - 1.9%
3,299	Lockheed Martin Corporation	1,532,220
22,138	Textron, Inc.	1,481,918
		3,014,138
	APPAREL & TEXTILE PRODUCTS - 0.9%
36,373	Tapestry, Inc.	1,484,382

	ASSET MANAGEMENT - 2.0%
11,125	Affiliated Managers Group, Inc.	1,606,227
5,138	Ameriprise Financial, Inc.	1,567,707
		3,173,934
	BIOTECH & PHARMA - 0.9%
22,563	Bristol-Myers Squibb Company	1,506,532

	CHEMICALS - 6.9%
21,477	CF Industries Holdings, Inc.	1,537,324
52,451	Chemours Company (The)	1,524,751
34,403	Mosaic Company (The)	1,474,169
4,293	NewMarket Corporation	1,715,482
28,107	Olin Corporation	1,557,128
44,564	Univar Solutions, Inc.(a)	1,582,021
44,490	Valvoline, Inc.	1,537,130
		10,928,005
	COMMERCIAL SUPPORT SERVICES - 2.7%
217,928	ADT, Inc.	1,460,118
7,886	FTI Consulting, Inc.(a)	1,423,423
44,365	H&R Block, Inc.	1,504,417
		4,387,958
	CONSTRUCTION MATERIALS - 3.0%
6,871	Carlisle Companies, Inc.	1,483,105
10,636	Eagle Materials, Inc.	1,576,362

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CONSTRUCTION MATERIALS - 3.0% (Continued)
16,579	Owens Corning	$1,770,803
		4,830,270
	CONSUMER SERVICES - 1.0%
13,770	Grand Canyon Education, Inc.(a)	1,634,499

	CONTAINERS & PACKAGING - 1.0%
26,825	Berry Global Group, Inc.	1,550,753

	DIVERSIFIED INDUSTRIALS - 1.0%
10,433	Dover Corporation	1,524,887

	ELECTRIC UTILITIES - 2.0%
56,390	PPL Corporation	1,619,521
65,542	Vistra Corporation	1,563,832
		3,183,353
	ELECTRICAL EQUIPMENT - 0.9%
8,638	Acuity Brands, Inc.	1,359,448

	ENGINEERING & CONSTRUCTION - 2.0%
28,591	KBR, Inc.	1,621,968
33,678	WillScot Mobile Mini Holdings Corporation(a)	1,528,981
		3,150,949
	FOOD - 1.0%
68,278	Pilgrim’s Pride Corporation(a)	1,557,421

	HEALTH CARE FACILITIES & SERVICES - 8.4%
9,780	AmerisourceBergen Corporation	1,631,793
20,813	Cardinal Health, Inc.	1,708,747
6,151	Cigna Group (The)	1,557,987
5,999	HCA Healthcare, Inc.	1,723,693
19,347	Henry Schein, Inc.(a)	1,563,431
4,356	McKesson Corporation	1,586,629
11,100	Quest Diagnostics, Inc.	1,540,791

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.4% (Continued)
12,463	Universal Health Services, Inc., Class B	$1,873,812
		13,186,883
	HOME CONSTRUCTION - 2.2%
284	NVR, Inc.(a)	1,658,560
27,152	PulteGroup, Inc.	1,823,257
		3,481,817
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,307	WW Grainger, Inc.	1,604,680

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
13,514	Evercore, Inc., Class A	1,541,542
4,826	Goldman Sachs Group, Inc.	1,657,441
49,549	Jefferies Financial Group, Inc.	1,587,054
20,860	State Street Corporation	1,507,344
		6,293,381
	INSURANCE - 7.1%
24,227	Aflac, Inc.	1,692,256
14,134	Allstate Corporation (The)	1,636,152
31,018	American International Group, Inc.	1,645,195
35,518	Brighthouse Financial, Inc.(a)	1,569,896
22,489	Hartford Financial Services Group, Inc. (The)	1,596,494
62,781	Old Republic International Corporation	1,586,476
9,149	Travelers Companies, Inc. (The)	1,657,250
		11,383,719
	INTERNET MEDIA & SERVICES - 1.0%
587	Booking Holdings, Inc.(a)	1,576,864

	LEISURE FACILITIES & SERVICES - 5.1%
11,115	Hilton Worldwide Holdings, Inc.	1,600,782
13,830	Hyatt Hotels Corporation, Class A(a)	1,580,769
8,023	Madison Square Garden Sports Corporation	1,608,612
9,415	Marriott International, Inc., Class A	1,594,336
11,841	Yum! Brands, Inc.	1,664,608
		8,049,107

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MACHINERY - 0.9%
6,899	Caterpillar, Inc.	$1,509,501

	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,025	Mettler-Toledo International, Inc.(a)	1,528,787
5,052	Waters Corporation(a)	1,517,419
		3,046,206
	OIL & GAS PRODUCERS - 15.6%
67,715	Antero Resources Corporation(a)	1,556,768
43,978	APA Corporation	1,620,589
10,004	Cheniere Energy, Inc.	1,530,612
9,600	Chevron Corporation	1,618,368
15,771	ConocoPhillips	1,622,678
63,829	Coterra Energy, Inc.	1,634,022
14,284	Exxon Mobil Corporation	1,690,370
32,145	HF Sinclair Corporation	1,417,916
65,152	Marathon Oil Corporation	1,574,072
11,740	Marathon Petroleum Corporation	1,432,280
25,063	Occidental Petroleum Corporation	1,542,126
43,561	Ovintiv, Inc.	1,571,681
24,481	PDC Energy, Inc.	1,592,489
15,692	Phillips 66	1,553,508
59,776	Range Resources Corporation	1,581,075
11,379	Valero Energy Corporation	1,304,830
		24,843,384
	PUBLISHING & BROADCASTING - 1.0%
9,090	Nexstar Media Group, Inc.	1,576,661

	RETAIL - CONSUMER STAPLES - 1.0%
7,509	Dollar General Corporation	1,662,943

	RETAIL - DISCRETIONARY - 7.3%
11,730	AutoNation, Inc.(a)	1,544,841
643	AutoZone, Inc.(a)	1,712,508
17,770	Builders FirstSource, Inc.(a)	1,684,063

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - DISCRETIONARY - 7.3% (Continued)
8,001	Lowe’s Companies, Inc.	$1,662,848
1,848	O’Reilly Automotive, Inc.(a)	1,695,189
11,039	Penske Automotive Group, Inc.	1,529,785
2,887	Ulta Beauty, Inc.(a)	1,591,978
		11,421,212
	SEMICONDUCTORS - 1.0%
3,955	KLA Corporation	1,528,766

	STEEL - 3.7%
10,234	Nucor Corporation	1,516,474
6,171	Reliance Steel & Aluminum Company	1,529,174
14,024	Steel Dynamics, Inc.	1,457,795
59,730	United States Steel Corporation	1,366,622
		5,870,065
	TECHNOLOGY HARDWARE - 1.7%
12,677	Arrow Electronics, Inc.(a)	1,450,628
34,861	Avnet, Inc.	1,438,365
		2,888,993
	TECHNOLOGY SERVICES - 1.0%
8,519	WEX, Inc.(a)	1,510,845

	TRANSPORTATION & LOGISTICS - 3.8%
15,961	CH Robinson Worldwide, Inc.	1,609,986
14,405	Expeditors International of Washington, Inc.	1,639,866
4,639	Old Dominion Freight Line, Inc.	1,486,289
17,681	Ryder System, Inc.	1,399,628
		6,135,769
	TRANSPORTATION EQUIPMENT - 1.1%
34,846	Allison Transmission Holdings, Inc.	1,700,136

	WHOLESALE - CONSUMER STAPLES - 1.0%
19,589	Archer-Daniels-Midland Company	1,529,509

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0%
27,984	LKQ Corporation	$1,615,517

	TOTAL COMMON STOCKS (Cost $150,918,200)	157,211,722

	TOTAL INVESTMENTS - 98.9% (Cost $150,918,200)	$157,211,722
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	1,759,771
	NET ASSETS - 100.0%	$158,971,493

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1%
	AEROSPACE & DEFENSE - 0.2%
97	General Dynamics Corporation	$21,179
76	L3Harris Technologies, Inc.	14,831
132	Lockheed Martin Corporation	61,308
85	Northrop Grumman Corporation	39,208
19	TransDigm Group, Inc.	14,535
		151,061
	ASSET MANAGEMENT - 0.1%
85	Ameriprise Financial, Inc.	25,935
771	Charles Schwab Corporation	40,277
157	Raymond James Financial, Inc.	14,213
		80,425
	AUTOMOTIVE - 0.3%
2,088	Tesla, Inc.(a)	343,079

	BEVERAGES - 0.3%
2,078	Coca-Cola Company	133,304
73	Constellation Brands, Inc., Class A	16,751
608	Monster Beverage Corporation(a)	34,048
1,129	PepsiCo, Inc.	215,515
		399,618
	BIOTECH & PHARMA - 1.3%
1,471	AbbVie, Inc.	222,298
440	Amgen, Inc.	105,486
54	Biogen, Inc.(a)	16,428
1,738	Bristol-Myers Squibb Company	116,046
646	Eli Lilly and Company	255,726
1,022	Gilead Sciences, Inc.	84,019
1,328	Johnson & Johnson	217,394
2,101	Merck & Company, Inc.	242,602
264	Moderna, Inc.(a)	35,083
4,614	Pfizer, Inc.	179,438
89	Regeneron Pharmaceuticals, Inc.(a)	71,359
213	Vertex Pharmaceuticals, Inc.(a)	72,575
		1,618,454

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	CHEMICALS - 0.1%
176	Air Products and Chemicals, Inc.	$51,808
94	Albemarle Corporation	17,433
395	Corteva, Inc.	24,142
		93,383
	COMMERCIAL SUPPORT SERVICES - 0.0%(b)
40	Cintas Corporation	18,231
171	Waste Management, Inc.	28,394
		46,625
	DIVERSIFIED INDUSTRIALS - 0.0%(b)
112	Illinois Tool Works, Inc.	27,097

	E-COMMERCE DISCRETIONARY - 0.3%
3,217	Amazon.com, Inc.(a)	339,233

	ELECTRIC UTILITIES - 0.0%(b)
1,316	PG&E Corporation(a)	22,517
151	Sempra Energy	23,479
		45,996
	ELECTRICAL EQUIPMENT - 0.0%(b)
473	Amphenol Corporation, Class A	35,697

	ENGINEERING & CONSTRUCTION - 0.0%(b)
115	Quanta Services, Inc.	19,509

	ENTERTAINMENT CONTENT - 0.0%(b)
346	Activision Blizzard, Inc.	26,888
144	Electronic Arts, Inc.	18,328
		45,216
	FOOD - 0.1%
330	General Mills, Inc.	29,248
120	Hershey Company (The)	32,767
610	Mondelez International, Inc., Class A	46,799
		108,814

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.4%
121	Cigna Group (The)	$30,648
198	Elevance Health, Inc.	92,793
92	HCA Healthcare, Inc.	26,434
65	Humana, Inc.	34,482
51	McKesson Corporation	18,576
772	UnitedHealth Group, Inc.	379,894
		582,827
	HOUSEHOLD PRODUCTS - 0.2%
377	Colgate-Palmolive Company	30,085
132	Kimberly-Clark Corporation	19,125
1,068	Procter & Gamble Company	167,014
		216,224
	INDUSTRIAL SUPPORT SERVICES - 0.0%(b)
37	WW Grainger, Inc.	25,736

	INFRASTRUCTURE REIT - 0.0%(b)
195	American Tower Corporation	39,856

	INSURANCE - 0.1%
109	Arthur J Gallagher & Company	22,679
257	Marsh & McLennan Companies, Inc.	46,309
481	Progressive Corporation (The)	65,608
99	Travelers Companies, Inc.	17,933
		152,529
	INTERNET MEDIA & SERVICES - 0.5%
4,873	Alphabet, Inc., Class A(a)	523,068

	LEISURE FACILITIES & SERVICES - 0.2%
22	Chipotle Mexican Grill, Inc.(a)	45,488
108	Marriott International, Inc., Class A	18,289
372	McDonald’s Corporation	110,019
463	Starbucks Corporation	52,916
145	Yum! Brands, Inc.	20,384
		247,096

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	MACHINERY - 0.1%
251	Caterpillar, Inc.	$54,919
216	Deere & Company	81,652
		136,571
	MEDICAL EQUIPMENT & DEVICES - 0.4%
727	Abbott Laboratories	80,312
141	Agilent Technologies, Inc.	19,096
613	Boston Scientific Corporation(a)	31,950
533	Danaher Corporation	126,273
313	DexCom, Inc.(a)	37,979
199	Hologic, Inc.(a)	17,116
32	IDEXX Laboratories, Inc.(a)	15,749
55	Insulet Corporation(a)	17,492
138	Intuitive Surgical, Inc.(a)	41,568
11	Mettler-Toledo International, Inc.(a)	16,407
315	Thermo Fisher Scientific, Inc.	174,793
47	Waters Corporation(a)	14,117
		592,852
	METALS & MINING - 0.0%(b)
1,117	Freeport-McMoRan, Inc.	42,345

	OIL & GAS PRODUCERS - 0.8%
1,443	Chevron Corporation	243,261
1,001	ConocoPhillips	102,993
637	Coterra Energy, Inc.	16,307
519	Devon Energy Corporation	27,730
146	Diamondback Energy, Inc.	20,761
471	EOG Resources, Inc.	56,270
3,339	Exxon Mobil Corporation	395,138
225	Hess Corporation	32,639
176	Marathon Petroleum Corporation	21,472
600	Occidental Petroleum Corporation	36,918
359	ONEOK, Inc.	23,482
191	Pioneer Natural Resources Company	41,552

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	OIL & GAS PRODUCERS - 0.8% (Continued)
986	Williams Companies, Inc. (The)	$29,836
		1,048,359
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(b)
602	Schlumberger Ltd	29,709

	RENEWABLE ENERGY - 0.0%(b)
103	Enphase Energy, Inc.(a)	16,912
79	First Solar, Inc.(a)	14,424
		31,336
	RETAIL - CONSUMER STAPLES - 0.1%
237	Costco Wholesale Corporation	119,263
185	Dollar General Corporation	40,970
170	Dollar Tree, Inc.(a)	26,131
		186,364
	RETAIL - DISCRETIONARY - 0.2%
15	AutoZone, Inc.(a)	39,950
435	Home Depot, Inc.	130,734
334	Lowe’s Companies, Inc.	69,415
50	O’Reilly Automotive, Inc.(a)	45,866
604	TJX Companies, Inc.	47,607
89	Tractor Supply Company	21,218
41	Ulta Beauty, Inc.(a)	22,609
		377,399
	SELF-STORAGE REIT - 0.0%(b)
76	Public Storage	22,407

	SEMICONDUCTORS - 0.9%
704	Advanced Micro Devices, Inc.(a)	62,916
185	Analog Devices, Inc.	33,278
664	Applied Materials, Inc.	75,052
205	Broadcom, Inc.	128,433
107	KLA Corporation	41,360
102	Lam Research Corporation	53,456
209	Microchip Technology, Inc.	15,255

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	SEMICONDUCTORS - 0.9% (Continued)
35	Monolithic Power Systems, Inc.	$16,169
1,966	NVIDIA Corporation	545,544
334	ON Semiconductor Corporation(a)	24,035
881	QUALCOMM, Inc.	102,901
453	Texas Instruments, Inc.	75,742
		1,174,141
	SOFTWARE - 1.1%
173	Adobe, Inc.(a)	65,318
94	Autodesk, Inc.(a)	18,310
221	Cadence Design Systems, Inc.(a)	46,288
524	Fortinet, Inc.(a)	33,038
115	Intuit, Inc.	51,054
3,473	Microsoft Corporation	1,067,115
735	Oracle Corporation	69,619
157	ServiceNow, Inc.(a)	72,129
122	Synopsys, Inc.(a)	45,301
		1,468,172
	SPECIALTY FINANCE - 0.0%(b)
235	American Express Company	37,915

	STEEL - 0.0%(b)
203	Nucor Corporation	30,081
135	Steel Dynamics, Inc.	14,033
		44,114
	TECHNOLOGY HARDWARE - 1.6%
11,942	Apple, Inc.	2,026,320
203	Arista Networks, Inc.(a)	32,512
73	Motorola Solutions, Inc.	21,272
		2,080,104
	TECHNOLOGY SERVICES - 0.6%
332	Automatic Data Processing, Inc.	73,040
331	CoStar Group, Inc.(a)	25,470
20	Fair Isaac Corporation(a)	14,559
357	Fiserv, Inc.(a)	43,597

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	TECHNOLOGY SERVICES - 0.6% (Continued)
63	Gartner, Inc.(a)	$19,055
684	Mastercard, Inc., Class A	259,941
58	Moody’s Corporation	18,161
36	MSCI, Inc.	17,368
144	Paychex, Inc.	15,820
1,328	Visa, Inc., Class A	309,065
		796,076
	TELECOMMUNICATIONS - 0.0%(b)
329	T-Mobile US, Inc.(a)	47,343

	TOBACCO & CANNABIS - 0.1%
768	Altria Group, Inc.	36,488
674	Philip Morris International, Inc.	67,379
		103,867
	TRANSPORTATION & LOGISTICS - 0.1%
817	CSX Corporation	25,033
73	Old Dominion Freight Line, Inc.	23,388
248	Union Pacific Corporation	48,534
		96,955
	WHOLESALE - CONSUMER STAPLES - 0.0%(b)
220	Archer-Daniels-Midland Company	17,178

	WHOLESALE - DISCRETIONARY - 0.0%(b)
348	Copart, Inc.(a)	27,509

	TOTAL COMMON STOCKS (Cost $11,927,240)	13,502,259

	EXCHANGE-TRADED FUNDS — 89.0%
	EQUITY - 89.0%
678,746	iShares Core MSCI Emerging Markets ETF	32,973,481
193,884	SPDR Portfolio Emerging Markets ETF	6,615,322
327,729	SPDR Portfolio S&P 500 Value ETF	13,577,812

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.0% (Continued)
	EQUITY - 89.0% (Continued)
216,315	SPDR S&P 600 Small Cap Growth ETF	$15,444,891
227,315	SPDR S&P 600 Small Cap Value ETF	16,896,324
819,103	Vanguard FTSE Emerging Markets ETF	32,960,705
		118,468,535

	TOTAL EXCHANGE-TRADED FUNDS (Cost $115,439,527)	118,468,535

	REITS — 0.0%(b)
	REITS - 0.0%(b)
463	VICI Properties, Inc. (Cost $14,943)	15,714

	TOTAL INVESTMENTS - 99.1% (Cost $127,381,710)	$131,986,508
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	1,213,909
	NET ASSETS - 100.0%	$133,200,417

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7%
	AEROSPACE & DEFENSE — 2.9%
394,000	Boeing Company (The)		4.8750	05/01/25	$393,198
540,000	Boeing Company (The)		2.1960	02/04/26	501,372
404,000	Boeing Company (The)		5.1500	05/01/30	406,312
352,000	Boeing Company (The)		5.7050	05/01/40	352,914
352,000	Boeing Company (The)		5.8050	05/01/50	351,351
352,000	Boeing Company (The)		5.9300	05/01/60	347,670
394,000	Raytheon Technologies Corporation		4.1250	11/16/28	388,040
352,000	Raytheon Technologies Corporation		4.5000	06/01/42	332,189
					3,073,046
	BANKING — 11.1%
540,000	Bank of America Corporation(a)	SOFRRATE + 0.960%	1.7340	07/22/27	483,850
530,000	Bank of America Corporation(a)	US0003M + 1.040%	3.4190	12/20/28	492,161
404,000	Bank of America Corporation(a)	US0003M + 1.310%	4.2710	07/23/29	386,711
404,000	Bank of America Corporation(a)	US0003M + 1.210%	3.9740	02/07/30	377,672
550,000	Bank of America Corporation(a)	US0003M + 0.990%	2.4960	02/13/31	465,147
550,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	459,595
580,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	411,805
560,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	435,127
439,000	Bank of America Corporation B(a)	US0003M + 3.150%	4.0830	03/20/51	368,312
530,000	Citigroup, Inc.(a)	SOFRRATE + 2.842%	3.1060	04/08/26	509,810
404,000	Citigroup, Inc.		4.4500	09/29/27	394,490
404,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	386,268
550,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	465,186
530,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.850%	2.0830	04/22/26	499,274
540,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.885%	1.5780	04/22/27	488,982
550,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.510%	2.7390	10/15/30	481,560
404,000	JPMorgan Chase & Company(a)	SOFRRATE + 3.790%	4.4930	03/24/31	393,420
550,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.250%	2.5800	04/22/32	461,801

See accompanying notes which are an integral part of theses financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	BANKING — 11.1% (Continued)
293,000	JPMorgan Chase & Company		6.4000	05/15/38	$333,355
439,000	JPMorgan Chase & Company(a)	US0003M + 1.380%	3.9640	11/15/48	366,271
459,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	340,149
530,000	Wells Fargo & Company		3.0000	04/22/26	504,526
530,000	Wells Fargo & Company		3.0000	10/23/26	498,673
540,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	2.3930	06/02/28	486,338
540,000	Wells Fargo & Company(a)	US0003M + 1.170%	2.8790	10/30/30	471,780
560,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	418,978
328,000	Wells Fargo & Company(a)	US0003M + 4.240%	5.0130	04/04/51	308,680
					11,689,921
	BEVERAGES — 1.7%
400,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	392,951
348,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	350,039
334,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	329,247
324,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	330,957
324,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	350,875
					1,754,069
	BIOTECH & PHARMA — 4.4%
530,000	AbbVie, Inc.		2.6000	11/21/24	511,553
530,000	AbbVie, Inc.		3.6000	05/14/25	517,599
530,000	AbbVie, Inc.		2.9500	11/21/26	502,701
540,000	AbbVie, Inc.		3.2000	11/21/29	497,973
415,000	AbbVie, Inc.		4.0500	11/21/39	366,818
362,000	AbbVie, Inc.		4.2500	11/21/49	318,259
352,000	Amgen, Inc.		4.6630	06/15/51	321,441
293,000	AstraZeneca plc		6.4500	09/15/37	346,578
279,000	Bristol-Myers Squibb Company		3.4000	07/26/29	266,426
352,000	Bristol-Myers Squibb Company		4.2500	10/26/49	319,332
293,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	347,352
283,000	Pfizer, Inc.		7.2000	03/15/39	357,620
					4,673,652

See accompanying notes which are an integral part of theses financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	CABLE & SATELLITE — 1.3%
394,000	Comcast Corporation		4.1500	10/15/28	$390,141
227,000	Comcast Corporation		4.6000	10/15/38	220,216
231,000	Comcast Corporation		4.7000	10/15/48	219,229
435,000	Comcast Corporation		2.8870	11/01/51	298,486
451,000	Comcast Corporation		2.9370	11/01/56	299,994
					1,428,066
	DIVERSIFIED INDUSTRIALS — 0.3%
246,000	General Electric Company		6.7500	03/15/32	282,819

	E-COMMERCE DISCRETIONARY — 0.7%
404,000	Amazon.com, Inc.		3.1500	08/22/27	388,782
352,000	Amazon.com, Inc.		4.0500	08/22/47	320,499
					709,281
	FOOD — 3.4%
649,000	Kraft Heinz Foods Company		3.0000	06/01/26	621,090
649,000	Kraft Heinz Foods Company		3.8750	05/15/27	633,075
269,000	Kraft Heinz Foods Company		4.2500	03/01/31	261,667
360,000	Kraft Heinz Foods Company(b)		7.1250	08/01/39	412,321
481,000	Kraft Heinz Foods Company		5.0000	06/04/42	461,173
471,000	Kraft Heinz Foods Company		5.2000	07/15/45	456,504
491,000	Kraft Heinz Foods Company		4.3750	06/01/46	429,555
481,000	Kraft Heinz Foods Company		4.8750	10/01/49	446,414
					3,721,799
	HEALTH CARE FACILITIES & SERVICES — 3.8%
394,000	Cigna Corporation		4.3750	10/15/28	390,640
352,000	Cigna Corporation		4.9000	12/15/48	331,060
352,000	CVS Health Corporation		5.0500	03/25/48	328,114
305,000	CVS Health Corporation		4.3000	03/25/28	300,824
352,000	CVS Health Corporation		4.7800	03/25/38	335,605
352,000	CVS Health Corporation		5.1250	07/20/45	332,864
461,000	HCA, Inc.		5.3750	02/01/25	461,130
461,000	HCA, Inc.		5.8750	02/15/26	467,923
461,000	HCA, Inc.		5.6250	09/01/28	470,028
659,000	HCA, Inc.		3.5000	09/01/30	592,845
					4,011,033

See accompanying notes which are an integral part of theses financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
530,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	$514,820
404,000	Goldman Sachs Group, Inc. (The)(a)	US0003M + 1.301%	4.2230	05/01/29	387,645
550,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 1.281%	2.6150	04/22/32	459,030
303,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	331,550
293,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	324,989
404,000	Morgan Stanley		3.8750	01/27/26	394,207
540,000	Morgan Stanley(a)	SOFRRATE + 0.879%	1.5930	05/04/27	485,505
404,000	Morgan Stanley(a)	US0003M + 1.628%	4.4310	01/23/30	389,776
550,000	Morgan Stanley Series GMTN(a)	SOFRRATE + 1.143%	2.6990	01/22/31	474,342
					3,761,864
	LEISURE FACILITIES & SERVICES — 0.2%
230,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	203,158

	MEDICAL EQUIPMENT & DEVICES — 0.3%
328,000	Abbott Laboratories		4.9000	11/30/46	337,381

	METALS & MINING — 0.4%
471,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	442,786

	OIL & GAS PRODUCERS — 1.7%
219,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	196,129
157,000	ConocoPhillips		6.5000	02/01/39	184,363
322,000	ConocoPhillips Company		4.0250	03/15/62	274,035
461,000	Continental Resources Inc.(b)		5.7500	01/15/31	448,796
293,000	Shell International Finance BV		6.3750	12/15/38	340,615
352,000	Shell International Finance BV		4.3750	05/11/45	327,361
					1,771,299
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
215,000	SBA Communications Corporation		3.1250	02/01/29	184,220

See accompanying notes which are an integral part of theses financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	RETAIL - DISCRETIONARY — 0.3%
293,000	Home Depot, Inc. (The)		5.8750	12/16/36	$329,915

	SEMICONDUCTORS — 0.7%
459,000	Broadcom, Inc.(b)		3.1370	11/15/35	354,868
459,000	Broadcom, Inc.(b)		3.1870	11/15/36	349,018
					703,886
	SOFTWARE — 3.3%
530,000	Microsoft Corporation		2.4000	08/08/26	504,932
394,000	Microsoft Corporation		3.3000	02/06/27	386,704
580,000	Microsoft Corporation		2.5250	06/01/50	411,711
560,000	Microsoft Corporation		2.9210	03/17/52	429,336
619,000	Microsoft Corporation		2.6750	06/01/60	429,032
530,000	Oracle Corporation		2.5000	04/01/25	505,820
619,000	Oracle Corporation		3.6000	04/01/50	440,154
629,000	Oracle Corporation		3.8500	04/01/60	441,588
					3,549,277
	TECHNOLOGY HARDWARE — 2.4%
506,000	Apple, Inc.		2.4000	05/03/23	505,813
530,000	Apple, Inc.		3.2500	02/23/26	518,442
415,000	Apple, Inc.		3.8500	05/04/43	379,790
328,000	Apple, Inc.		4.6500	02/23/46	330,049
328,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	337,307
471,000	Western Digital Corporation		4.7500	02/15/26	448,019
					2,519,420
	TECHNOLOGY SERVICES — 0.8%
530,000	Visa, Inc.		3.1500	12/14/25	514,255
352,000	Visa, Inc.		4.3000	12/14/45	342,036
					856,291
	TELECOMMUNICATIONS — 7.0%
212,000	AT&T, Inc.		4.3500	03/01/29	208,004
212,000	AT&T, Inc.		4.3000	02/15/30	205,577
437,000	AT&T, Inc.		2.5500	12/01/33	351,726
447,000	AT&T, Inc.		3.5000	09/15/53	320,531
457,000	AT&T, Inc.		3.5500	09/15/55	324,654

See accompanying notes which are an integral part of theses financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.7% (Continued)
	TELECOMMUNICATIONS — 7.0% (Continued)
558,000	AT&T, Inc.		3.8000	12/01/57	$409,858
457,000	AT&T, Inc.		3.6500	09/15/59	323,363
283,000	British Telecommunications plc		9.6250	12/15/30	355,948
283,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	345,319
283,000	Orange S.A.		9.0000	03/01/31	357,005
394,000	Verizon Communications, Inc.		4.1250	03/16/27	389,950
394,000	Verizon Communications, Inc.		4.3290	09/21/28	389,196
404,000	Verizon Communications, Inc.		4.0160	12/03/29	387,827
550,000	Verizon Communications, Inc.		2.5500	03/21/31	467,750
350,000	Verizon Communications, Inc.		4.5000	08/10/33	337,661
560,000	Verizon Communications, Inc.		3.4000	03/22/41	440,637
350,000	Verizon Communications, Inc.		4.8620	08/21/46	330,916
449,000	Verizon Communications, Inc.		3.5500	03/22/51	340,384
459,000	Verizon Communications, Inc.		3.7000	03/22/61	341,326
378,000	Vodafone Group plc		4.3750	05/30/28	379,515
352,000	Vodafone Group plc		5.2500	05/30/48	336,216
					7,343,363
	TOBACCO & CANNABIS — 0.5%
540,000	BAT Capital Corporation		3.5570	08/15/27	504,916

	TRANSPORTATION & LOGISTICS — 0.8%
199,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	195,685
209,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.7500	04/20/29	199,043
461,000	Delta Air Lines, Inc.		7.3750	01/15/26	486,462
					881,190

	TOTAL CORPORATE BONDS (Cost $59,959,611)				54,732,652

See accompanying notes which are an integral part of theses financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.9%
	U.S. TREASURY BILLS — 29.3%
17,162,000	United States Treasury Bill(c)	—	05/11/23	$17,141,978
6,450,000	United States Treasury Bill(c)	—	05/25/23	6,431,827
7,579,000	United States Treasury Bill(c)	—	06/15/23	7,534,047
				31,107,852
	U.S. TREASURY NOTES — 10.6%
5,673,000	United States Treasury Note	1.5000	02/29/24	5,516,773
5,751,000	United States Treasury Note	1.5000	02/15/25	5,483,107
124,000	United States Treasury Note	1.6250	05/15/31	108,505
104,000	United States Treasury Note	2.2500	05/15/41	82,905
69,000	United States Treasury Note	2.3750	05/15/51	53,022
				11,244,312

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $42,762,105)			42,352,164

	TOTAL INVESTMENTS - 91.6% (Cost $102,721,716)			$97,084,816
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.4%			8,945,938
	NET ASSETS - 100.0%			$106,030,754

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on April 30, 2023.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2023 the total market value of 144A securities is 2,162,889 or 2.0% of net assets.

(c)	Zero coupon bond.

See accompanying notes which are an integral part of theses financial statements.

LeaderShares® ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2023

			LeaderShares®	LeaderShares®
	LeaderShares®		AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF		Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
ASSETS
Investment securities:
Investments, at cost	$92,413,226		$181,858,158	$150,918,200	$127,381,710	$102,721,716
Investments, at fair value	$91,723,997		$186,096,138	$157,211,722	$131,986,508	$97,084,816
Cash	977,198		1,988,662	1,780,868	1,256,039	8,638,491
Receivable for investments sold	4,446,862		—	—	—	—
Dividends and interest receivable	76,106		127,962	47,214	7,982	656,172
TOTAL ASSETS	97,224,163		188,212,762	159,039,804	133,250,529	106,379,479

LIABILITIES
Payable for investments purchased	4,515,623		—	—	—	—
Investment advisory fees payable	40,517		127,863	68,311	50,112	36,645
Dividends payable	—		—	—	—	312,080
TOTAL LIABILITIES	4,556,140		127,863	68,311	50,112	348,725
NET ASSETS	$92,668,023		$188,084,899	$158,971,493	$133,200,417	$106,030,754

Net Assets Consist Of:
Paid in capital	$112,660,941		$209,205,970	$178,039,282	$156,725,171	$114,666,496
Accumulated deficit	(19,992,918)		(21,121,071)	(19,067,789)	(23,524,754)	(8,635,742)
NET ASSETS	$92,668,023		$188,084,899	$158,971,493	$133,200,417	$106,030,754

Net Asset Value Per Share:
Net Assets	$92,668,023		$188,084,899	$158,971,493	$133,200,417	$106,030,754
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,125,000		5,850,000	5,225,000	4,625,000	4,700,000
Net asset value (Net Assets ÷ Shares Outstanding)	$29.65	(a)	$32.15	$30.43	$28.80	$22.56

(a)	The NAV shown above differs from the traded NAV on April 28, 2023 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2023

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
INVESTMENT INCOME
Dividends	$784,706	$1,432,024	$1,267,366	$734,181	$—
Interest	19,312	574,692	20,333	28,382	1,808,498
Less: Foreign withholding expense	(8,394)	(4,818)	(1,297)	(132)	—
TOTAL INVESTMENT INCOME	795,624	2,001,898	1,286,402	762,431	1,808,498

EXPENSES
Investment advisory fees	335,447	868,343	580,353	471,787	369,560
TOTAL EXPENSES	335,447	868,343	580,353	471,787	369,560
NET INVESTMENT INCOME	460,177	1,133,555	706,049	290,644	1,438,938

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(9,232,835)	(6,815,337)	(6,231,165)	(11,576,570)	53
In-kind redemptions	3,452,552	1,596,605	11,251,652	4,643,565	—
Realized gain (loss) on investments	(5,780,283)	(5,218,732)	5,020,487	(6,933,005)	53
Change in unrealized appreciation (depreciation) on:
Investments	7,697,503	686,909	(3,990,290)	9,122,778	4,051,268

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,917,220	(4,531,823)	1,030,197	2,189,773	4,051,321

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,377,397	$(3,398,268)	$1,736,246	$2,480,417	$5,490,259

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$460,177	$357,062
Net realized loss on investments	(9,232,835)	(13,604,753)
Net realized gain on in-kind redemptions	3,452,552	14,107,118
Unrealized appreciation (depreciation) on investments	7,697,503	(18,004,123)
Net increase (decrease) in net assets resulting from operations	2,377,397	(17,144,696)

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	—	(4,972,381)
Total distributions paid	(243,068)	(730,514)
Net decrease in net assets resulting from distributions to shareholders	(243,068)	(5,702,895)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,353,393	74,872,618
Cost of shares redeemed	(23,074,612)	(46,731,261)
Net increase in net assets resulting from shares of beneficial interest	8,278,781	28,141,357

TOTAL INCREASE IN NET ASSETS	10,413,110	5,293,766

NET ASSETS
Beginning of Period	82,254,913	76,961,147
End of Period	$92,668,023	$82,254,913

SHARE ACTIVITY
Shares sold	1,025,000	2,250,000
Shares redeemed	(750,000)	(1,400,000)
Net increase in shares of beneficial interest outstanding	275,000	850,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,133,555	$2,188,153
Net realized loss on investments	(6,815,337)	(20,802,828)
Net realized gain on in-kind redemptions	1,596,605	22,029,508
Unrealized appreciation (depreciation) on investments	686,909	(8,089,496)
Net decrease in net assets resulting from operations	(3,398,268)	(4,674,663)

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	—	(1,296,694)
Total distributions paid	(596,627)	(3,387,401)
Net decrease in net assets resulting from distributions to shareholders	(596,627)	(4,684,095)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	65,716,161	175,555,756
Cost of shares redeemed	(31,121,586)	(136,855,799)
Net increase in net assets resulting from shares of beneficial interest	34,594,575	38,699,957

TOTAL INCREASE IN NET ASSETS	30,599,680	29,341,199

NET ASSETS
Beginning of Period	157,485,219	128,144,020
End of Period	$188,084,899	$157,485,219

SHARE ACTIVITY
Shares sold	2,075,000	5,025,000
Shares redeemed	(1,000,000)	(3,900,000)
Net increase in shares of beneficial interest outstanding	1,075,000	1,125,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$706,049	$1,177,343
Net realized loss on investments	(6,231,165)	(29,826,248)
Net realized gain on in-kind redemptions	11,251,652	9,700,848
Unrealized appreciation (depreciation) on investments	(3,990,290)	4,429,403
Net increase (decrease) in net assets resulting from operations	1,736,246	(14,518,654)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(502,425)	(1,093,305)
Net decrease in net assets resulting from distributions to shareholders	(502,425)	(1,093,305)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	83,983,877	134,897,260
Cost of shares redeemed	(72,630,788)	(95,993,806)
Net increase in net assets resulting from shares of beneficial interest	11,353,089	38,903,454

TOTAL INCREASE IN NET ASSETS	12,586,910	23,291,495

NET ASSETS
Beginning of Period	146,384,583	123,093,088
End of Period	$158,971,493	$146,384,583

SHARE ACTIVITY
Shares sold	2,775,000	4,250,000
Shares redeemed	(2,400,000)	(3,050,000)
Net increase in shares of beneficial interest outstanding	375,000	1,200,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$290,644	$1,069,309
Net realized loss on investments	(11,576,570)	(20,970,506)
Net realized gain on in-kind redemptions	4,643,565	13,232,844
Unrealized appreciation (depreciation) on investments	9,122,778	(15,691,444)
Net increase (decrease) in net assets resulting from operations	2,480,417	(22,359,797)

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	—	(7,449,169)
Total distributions paid	(480,938)	(1,347,897)
Net decrease in net assets resulting from distributions to shareholders	(480,938)	(8,797,066)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	56,696,127	137,818,637
Cost of shares redeemed	(42,312,007)	(95,323,161)
Net increase in net assets resulting from shares of beneficial interest	14,384,120	42,495,476

TOTAL INCREASE IN NET ASSETS	16,383,599	11,338,613

NET ASSETS
Beginning of Period	116,816,818	105,478,205
End of Period	$133,200,417	$116,816,818

SHARE ACTIVITY
Shares sold	2,000,000	4,150,000
Shares redeemed	(1,500,000)	(2,850,000)
Net increase in shares of beneficial interest outstanding	500,000	1,300,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,438,938	$1,330,393
Net realized gain (loss) on investments	53	(3,096,271)
Net realized loss on in-kind redemptions	—	(23,219)
Unrealized appreciation (depreciation) on investments	4,051,268	(9,340,874)
Net increase (decrease) in net assets resulting from operations	5,490,259	(11,129,971)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,391,670)	(1,343,205)
Net decrease in net assets resulting from distributions to shareholders	(1,391,670)	(1,343,205)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	12,279,433	31,782,845
Cost of shares redeemed	—	(1,118,066)
Net increase in net assets resulting from shares of beneficial interest	12,279,433	30,664,779

TOTAL INCREASE IN NET ASSETS	16,378,022	18,191,603

NET ASSETS
Beginning of Period	89,652,732	71,461,129
End of Period	$106,030,754	$89,652,732

SHARE ACTIVITY
Shares sold	550,000	1,350,000
Shares redeemed	—	(50,000)
Net increase in shares of beneficial interest outstanding	550,000	1,300,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020 *
	(Unaudited)
Net asset value, beginning of year/period	$28.86		$38.48	$24.29	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.15		0.15	0.01	(0.00	) **
Net realized and unrealized gain (loss) on investments	0.72		(6.98)	14.21	(0.71)
Total from investment operations	0.87		(6.83)	14.22	(0.71)
Less distributions from:
Net investment income	(0.08)		(0.36)	(0.03)	—
Return of capital	—		(2.43)	—	—
Total distributions	(0.08)		(2.79)	(0.03)	—
Net asset value, end of year/period	$29.65		$28.86	$38.48	$24.29
Market price, end of year/period	$29.63		$28.90	$38.49	$24.30
Total return (2)	3.03	% (3)	(19.11)%	58.60%	(2.84	)% (4)
Net assets, at end of year/period (000s)	$92,668		$82,255	$76,961	$42,513
Ratio of expenses to average net assets	0.75	% (4)	0.75%	0.75%	0.75	% (3)
Ratio of net investment income (loss) to average net assets	1.03	% (4)	0.45%	0.02%	(0.75	)% (3)
Portfolio Turnover Rate (5)	40	% (3)	67%	49%	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return represents aggregate total return based on net asset value.

(3)	Not annualized.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$32.98		$35.11	$24.09	$25.00
Activity from investment operations:
Net investment income (1)	0.21		0.49	0.51	0.03
Net realized and unrealized gain (loss) on investments	(0.93)		(1.40)	10.60	(0.94)
Total from investment operations	(0.72)		(0.91)	11.11	(0.91)
Less distributions from:
Net investment income	(0.11)		(0.88)	(0.09)	—
Return of capital	—		(0.34)	—	—
Total distributions	(0.11)		(1.22)	(0.09)	—
Net asset value, end of year/period	$32.15		$32.98	$35.11	$24.09
Market price, end of year/period	$32.13		$32.93	$35.13	$24.10
Total return (2)	(2.17	)% (4)	(2.76)%	46.20%	3.64	% (4)
Net assets, at end of year/period (000s)	$188,085		$157,485	$128,144	$47,571
Ratio of expenses to average net assets	0.99	% (3)	0.99%	0.99%	0.99	% (3)
Ratio of net investment income to average net assets	1.29	% (3)	1.48%	1.53%	16.95	% (3)
Portfolio Turnover Rate (5)	315	% (4)	229%	78%	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year		For the Year	For the Period
	Ended		Ended	Ended	Ended		Ended	Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018*
	(Unaudited)
Net asset value, beginning of year/period	$30.18		$33.72	$24.72	$25.44		$22.85	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.14		0.27	0.11	0.17		0.18	(0.00	) **
Net realized and unrealized gain (loss) on investments	0.21		(3.56)	8.99	(0.71)		2.58	2.15
Total from investment operations	0.35		(3.29)	9.10	(0.54)		2.76	2.15
Less distributions from:
Net investment income	(0.10)		(0.25)	(0.10)	(0.18)		(0.17)	—
Return of capital	—		—	—	(0.00	) **	—	—
Total distributions	(0.10)		(0.25)	(0.10)	(0.18)		(0.17)	—
Net asset value, end of year/period	$30.43		$30.18	$33.72	$24.72		$25.44	$22.85
Market price, end of year/period	$30.43		$30.20	$33.78	$24.72		$25.45	$22.86
Total return (2)	1.17	% (4)	(9.76)%	36.84%	(2.09)%		12.16%	(8.60	)% (4)
Net assets, at end of year/period (000s)	$158,971		$146,385	$123,093	$73,540		$74,412	$50,849
Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75%		0.75%	0.75	% (3)
Ratio of net investment income (loss) to average net assets	0.91	% (3)	0.88%	0.35%	0.70%		0.77%	(0.01	)% (3)
Portfolio Turnover Rate (5)	74	% (4)	150%	177%	181%		193%	0	% (4)

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$28.32		$37.34	$28.06	$25.00
Activity from investment operations:
Net investment income (1)	0.07		0.30	0.28	0.09
Net realized and unrealized gain (loss) on investments	0.52		(6.31)	10.67	2.97
Total from investment operations	0.59		(6.01)	10.95	3.06
Less distributions from:
Net investment income	(0.11)		(0.46)	(0.26)	—
Net realized gains	—		—	(1.41)	—
Return of capital	—		(2.55)	—	—
Total distributions	(0.11)		(3.01)	(1.67)	—
Net asset value, end of year/period	$28.80		$28.32	$37.34	$28.06
Market price, end of year/period	$28.77		$28.27	$37.41	$27.83
Total return (2)	2.10	% (4)	(17.47)%	40.17%	12.24	% (4)
Net assets, at end of year/period (000s)	$133,200		$116,817	$105,478	$54,020
Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	0.46	% (3)	0.95%	0.80%	0.71	% (3)
Portfolio Turnover Rate (5)	83	% (4)	184%	58%	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	April 30, 2023		October 31, 2022	October 31, 2021*
	(Unaudited)
Net asset value, beginning of year/period	$21.60		$25.07	$25.00
Activity from investment operations:
Net investment income (1)	0.32		0.36	0.18
Net realized and unrealized gain (loss) on investments	0.88		(3.46)	0.04
Total from investment operations	1.20		(3.10)	0.22
Less distributions from:
Net investment income	(0.24)		(0.36)	(0.15)
Net realized gains	—		(0.01)	—
Total distributions	(0.24)		(0.37)	(0.15)
Net asset value, end of year/period	$22.56		$21.60	$25.07
Market price, end of year/period	$22.56		$21.61	$25.12
Total return (2)	5.91	% (4)	(12.45)%	0.88	% (4)
Net assets, at end of year/period (000s)	$106,031		$89,653	$71,461
Ratio of expenses to average net assets	0.75	% (3)	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	2.92	% (3)	1.58%	2.11	% (3)
Portfolio Turnover Rate (5)	0	% (4)	66%	6	% (4)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2023

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® Equity Skew ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF commenced operations May 11, 2020. The LeaderShares® Activist Leaders® ETF and LeaderShares® AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Board has appointed the Funds’ adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities with respect to the Funds, other than overseeing pricing service providers used by any series of the Trust, including the Funds. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee in accordance with procedures approved by the Board. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2023 for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$91,723,997	$—	$—	$91,723,997
Total	$91,723,997	$—	$—	$91,723,997

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$186,096,138	$—	$—	$186,096,138
Total	$186,096,138	$—	$—	$186,096,138

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$157,211,722	$—	$—	$157,211,722
Total	$157,211,722	$—	$—	$157,211,722

LeaderShares® Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,502,259	$—	$—	$13,502,259
Exchange-Traded Funds	118,468,535	—	—	118,468,535
Real Estate Investment Trusts	15,714	—	—	15,714
Total	$131,986,508	$—	$—	$131,986,508

LeaderShares® Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$54,732,652	$—	$54,732,652
U.S. Government & Agencies	—	42,352,164	—	42,352,164
Total	$—	$97,084,816	$—	$97,084,816

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and the LeaderShares® US Equity Skew ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. There were no options held at April 30, 2023, and there were no options transactions for the six months ended April 30, 2023.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ April 30, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases		Sales
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$33,200,077	$—	$32,460,493	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	457,990,736	—	442,442,969	—
LeaderShares® AlphaFactor® US Core Equity ETF	101,126,438	—	101,179,128	—
LeaderShares® Equity Skew ETF	97,029,097	—	96,586,121	—
LeaderShares® Dynamic Yield ETF	—	—	950,961	—

	Purchases In-Kind		Sales In-Kind
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$31,320,776	$—	$23,634,096	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	48,727,683	—	30,655,194	—
LeaderShares® AlphaFactor® US Core Equity ETF	83,080,186	—	72,121,955	—
LeaderShares® Equity Skew ETF	55,083,214	—	41,415,710	—
LeaderShares® Dynamic Yield ETF	6,312,479	1,393,251	—	—

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF pay the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%, 0.75% and 0.75% respectively of each Funds’ average daily net assets. For the six months ended April 30, 2023 the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders® ETF	$335,447
LeaderShares® AlphaFactor® Tactical Focused ETF	868,343
LeaderShares® AlphaFactor® US Core Equity ETF	580,353
LeaderShares® Equity Skew ETF	471,787
LeaderShares® Dynamic Yield ETF	369,560

The Advisor’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Advisor for providing services for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”), its affiliates, and the Funds’ Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Advisor.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the advisor on

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Advisor on behalf of the Funds. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Advisor or Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor on behalf of the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2023, was as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax purposes	Appreciation	Depreciation	App/Dep
LeaderShares® Activist Leaders® ETF	$94,220,392	$4,973,728	$(7,470,123)	$(2,496,395)
LeaderShares® AlphaFactor® Tactical Focused ETF	181,858,158	11,047,939	(6,809,959)	4,237,980
LeaderShares® AlphaFactor® US Core Equity ETF	151,142,194	11,219,251	(5,149,723)	6,069,528
LeaderShares® Equity Skew ETF	127,394,723	5,104,191	(512,406)	4,591,785
LeaderShares® Dynamic Yield ETF	102,721,716	13,796	(5,650,696)	(5,636,900)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid For the year ended October 31, 2022 and October 31, 2021 was as follows:

For the period ended October 31, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$730,514	$—	$4,972,381	$—	$5,702,895
LeaderShares® AlphaFactor Tactical Focused ETF	3,387,401	—	1,296,694	—	4,684,095
LeaderShares® AlphaFactor® US Core Equity ETF	1,093,305	—	—	—	1,093,305
LeaderShares® Equity Skew ETF	1,347,897	—	7,449,169	—	8,797,066
LeaderShares® Dynamic Yield ETF	1,343,205	—	—	—	1,343,205

For the period ended October 31, 2021:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$55,755	$—	$—	$—	$55,755
LeaderShares® AlphaFactor Tactical Focused ETF	248,363	—	—	—	248,363
LeaderShares® AlphaFactor® US Core Equity ETF	296,928	—	—	—	296,928
LeaderShares® Equity Skew ETF	3,395,546	177	—	—	3,395,723
LeaderShares® Dynamic Yield ETF	386,865	—	—	—	386,865

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

As of October 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$—	$—	$—	$(11,933,349)	$—	$(10,193,898)	$(22,127,247)
LeaderShares® AlphaFactor® Tactical Focused ETF	—	—	—	(20,677,247)	—	3,551,071	(17,126,176)
LeaderShares® AlphaFactor® US Core Equity ETF	116,001	—	—	(30,690,975)	—	10,273,364	(20,301,610)
LeaderShares® Equity Skew ETF	—	—	—	(20,993,240)	—	(4,530,993)	(25,524,233)
LeaderShares® Dynamic Yield ETF	56,010	—	—	(3,095,825)	—	(9,694,516)	(12,734,331)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for debt modification and adjustments for real estate investment trusts.

At October 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
LeaderShares® Activist Leaders ETF	10,405,200	1,528,149	11,933,349
LeaderShares® AlphaFactor® Tactical Focused ETF	20,677,247	—	20,677,247
LeaderShares® AlphaFactor® US Core Equity ETF	29,527,021	1,163,954	30,690,975
LeaderShares® Equity Skew ETF	20,956,137	37,103	20,993,240
LeaderShares® Dynamic Yield ETF	3,095,825	—	3,095,825

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions and adjustments for prior year tax returns resulted in reclassifications for the Funds For the year ended October 31, 2022 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares® Activist Leaders ETF	$14,441,905	$(14,441,905)
LeaderShares® AlphaFactor® Tactical Focused ETF	22,167,742	(22,167,742)
LeaderShares® AlphaFactor® US Core Equity ETF	9,697,508	(9,697,508)
LeaderShares® Equity Skew ETF	15,617,571	(15,617,571)
LeaderShares® Dynamic Yield ETF	(23,219)	23,219

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares® Equity Skew ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$500	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® Activist Leaders® ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, quantitative investing risk, rules-based strategy risk, sector risk and volatility risk.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, new fund risks, quantitative investing risk, rules-based strategy risk, sector risk, tactical overlay strategy risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, foreign (Non-US) investments risk, gap risk, geographic and sector risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, new fund risks, and quantitative investing risk.

LeaderShares® Dynamic Yield ETF: active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, credit risk, credit spread risk, currency risk, cybersecurity risk, emerging markets risk, ETF structure risk, equity risk, fluctuation of net asset value risk, foreign (Non-US) investments risk, gap risk, high yield risk, index risk, investment companies and ETFs risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, market risk, model risk, mortgage-backed and asset-backed securities risk, new fund risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, US government securities risk, valuation risk, variable or floating rate securities risk, and volatility risk.

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the New York Stock Exchange (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of Index or may hold securities not included in the Index. Tracking error risk may be heightened during times or market volatility or other unusual market conditions.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LeaderShares® ETFs
EXPENSE EXAMPLES (Unaudited)
April 30, 2023

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	11/1/22	4/30/23	Period	4/30/23	Period

LeaderShares® Activist Leaders® ETF	0.75%	$1,000.00	$1,030.60	$ 3.78	$1,021.08	$ 3.76
LeaderShares® AlphaFactor® Tactical Focused ETF	0.99%	$1,000.00	$ 978.30	$ 4.86	$1,019.89	$ 4.96
LeaderShares® AlphaFactor® US Core Equity ETF	0.75%	$1,000.00	$1,011.70	$ 3.74	$1,021.08	$ 3.76
LeaderShares® Equity Skew ETF	0.75%	$1,000.00	$1,021.00	$ 3.76	$1,021.08	$ 3.76
LeaderShares® Dynamic Yield ETF	0.75%	$1,000.00	$1,059.10	$ 3.83	$1,021.08	$ 3.76

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2023

Approval of Advisory Agreement

LeaderShares ETFs

At a meeting held on December 20–21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor Tactical Focused ETF, LeaderShares AlphaFactor US Core Equity ETF and LeaderShares Equity Skew ETF (each a “LeaderShares ETF” or a “Fund”, and together the “LeaderShares ETFs”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to each LeaderShares ETF by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each LeaderShares ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of each LeaderShares ETF as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser including quarterly performance reports prepared by management. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to each of the LeaderShares ETFs included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with respect to each of the LeaderShares ETFs, including the Advisory Agreement, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the LeaderShares ETFs and their background and experience; a summary of the financial condition of Redwood; a written

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

report containing Redwood’s performance commentary for the prior quarterly period; Redwood’s compliance policies and procedures, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the LeaderShares ETFs as compared to a respective peer group (“Peer Group”) of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Broadridge.

In considering the nature, extent and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used in the LeaderShares ETFs and that the LeaderShares ETFs employed quantitative and tactical investment elements, as applicable, which require a significant level of sophistication and labor to execute. The Board noted that in addition to the portfolio management functions, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (the “CCO”) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Redwood and determinations that Redwood’s procedures are reasonably designed to assure compliance with federal securities laws. The Board also considered Redwood’s policies and procedures relating to business continuity and cybersecurity, including the Trust’s CCO review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program, and that Redwood had not had any significant turnover in staff performing compliance and operations functions. The Board noted that Redwood appeared to have adequate capacity to operate both its investment and compliance programs, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts and that Redwood’s risk management and associated policies and procedures appeared to be operating effectively to identify and monitor risks based upon information from the CCO.

The Board also considered the financial condition and operations of the Adviser during the COVID-19 pandemic and noted that there had been no material disruption of the Adviser’s services to the LeaderShares ETFs and that the Adviser had continued to provide the same level, nature, extent and quality of services to the LeaderShares ETFs. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the LeaderShares ETFs, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the LeaderShares ETFs.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each of the LeaderShares ETFs and that the nature, overall quality and extent of the management services provided by Redwood to the LeaderShares ETFs was satisfactory and reliable.

Performance. In considering each LeaderShares ETF’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each of the LeaderShares ETF’s performance results. Among other data, the Board considered each LeaderShares ETF’s performance as compared to the Peer Group’s performance. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board also received discount/premium information, as well as tracking error information for those LeaderShares ETF’s passively managed against an index.

With respect to the LeaderShares Activist Leaders ETF (for this paragraph only, the “Fund”), the Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended September 30, 2022 as compared to the performance of the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund had outperformed the median of its Peer Group and its benchmark for the since inception period. Board also noted that the Fund underperformed the median of its Peer Group and Morningstar category, and benchmark for the one-year period. The Board also noted the relatively short performance history of the Fund.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF (for this paragraph only, the “Fund”), the Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended September 30, 2022 as compared to the performance of the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund had outperformed the median of its Peer Group and its benchmark for the one-year and since inception periods and had outperformed the median of the Morningstar category for the one-year period and equaled the median of the Morningstar category for the since inception period. The Board also noted the relatively short performance history of the Fund.

With respect to the LeaderShares Equity Skew ETF (for this paragraph only, the “Fund”), the Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended September 30, 2022 as compared to the performance of the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund had underperformed the median of its Peer Group and Morningstar category, and its benchmark for the one-year and since inception periods. The Board noted the relatively short performance history of the Fund as well as that the Fund was within the range of most of the other funds in its Peer Group.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

With respect to the LeaderShares AlphaFactor US Core Equity ETF (for this paragraph only, the “Fund”), the Board considered the Fund’s performance for the one-year, three-year and since inception periods ended September 30, 2022 as compared to the performance of the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund underperformed the median of its Peer Group and Morningstar category and its benchmark for each of the one-year, three-year, and since inception periods. The Board took into account the Fund’s more recent performance and also noted the relatively short performance history of the Fund.

The Board also considered the Adviser’s discussion of each LeaderShares ETF’s performance, including the factors that contributed to any underperformance, as well as the quarterly written report containing Redwood’s performance commentary. The Board noted each LeaderShares ETF’s risk adjusted returns and how each LeaderShares ETF was managed, including whether each LeaderShares ETF was managed according to an index or actively managed by Redwood. The Board also noted that Redwood was actively monitoring the performance of each LeaderShares ETF. The Board considered more recent performance information provided at the Meeting. The Board concluded that the overall performance of each LeaderShares ETF was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each LeaderShares ETF’s advisory fee and operating expenses compared to each LeaderShares ETF’s Peer Group and respective Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the funds in the Peer Group had a wide range of asset levels and varying expense record dates.

With respect to the LeaderShares Activist Leaders ETF, the Board noted, among other data, that the Fund’s unitary fee is lower than that of the Peer Group contractual management fee median, although it is higher than the Morningstar category median. The Board also recognized that the Fund’s net expenses are above the median of both its Peer Group and Morningstar category, but not the highest in the category.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF, the Board noted, among other data, that the unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by others in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from the other funds in the Peer Group.

With respect to the LeaderShares Equity Skew ETF, the Board noted, among other data, that the unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board noted the Fund’s unitary fee structure as compared

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

to the more conventional fee structures used by others in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board also noted, however, that the Fund’s unitary fee was within the range of contractual management fees for others in the Peer Group and net expenses were less than the Morningstar category high and within the range of others in the Peer Group.

With respect to the LeaderShares AlphaFactor US Core Equity ETF, the Board noted, among other data, that the unitary fee was above the contractual management fee median of both the Fund’s Peer Group and its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by others in the Peer Group. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and Morningstar category. The Board further noted that the unitary fee and net expenses were equal to the Morningstar category high. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from the other funds in the Peer Group.

The Board took into account Redwood’s discussion of the LeaderShares ETFs’ expenses. The Board also noted the extent to which the Adviser was reimbursing expenses.

Based on the factors above, the Board concluded that the advisory fee for each of the LeaderShares ETFs was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the LeaderShares ETFs. The Board reviewed a profitability analysis prepared by Redwood based on each LeaderShares ETF’s asset levels and considered the total profits of Redwood from its relationship with each of the LeaderShares ETFs on a Fund-by-Fund basis and for the LeaderShares ETFs and other funds advised by Redwood in the aggregate. The Board also took into account the unitary fee arrangements with respect to the LeaderShares ETFs under which Redwood reimbursed the LeaderShares ETFs for expenses over the applicable unitary fee rate. The Board concluded that Redwood’s profitability from its relationship with each of the LeaderShares ETFs, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each LeaderShares ETF as each LeaderShares ETF grew and whether fee levels reflected these economies. The Board noted that each LeaderShares ETF’s current unitary advisory fee does not include breakpoints and took into account Redwood’s discussion of the LeaderShares ETFs’ fee structures, including the current size of the LeaderShares ETFs, as well as the level of expenses with respect to each LeaderShares ETF, which were being reimbursed by the Adviser. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing each LeaderShares ETF as a percentage of assets under management were expected to decrease as each LeaderShares ETF’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective LeaderShares ETF had achieved sufficient scale.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the LeaderShares ETFs. The Board considered that Redwood uses certain LeaderShares ETFs as components of model portfolios it builds for its clients. The Board considered that Redwood did not believe it receives any direct, indirect or ancillary material “fall-out” benefits from its relationship with the LeaderShares ETFs.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to each of the LeaderShares ETFs for an additional one-year term was in the best interests of each LeaderShares ETF and its shareholders.

In evaluating the Advisory Agreement’s renewal with respect to each of the LeaderShares ETFs, the Board considered a variety of factors, including the factors discussed above, conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

Approval of Advisory Agreement

LeaderShares Dynamic Yield ETF

At a meeting held on March 27–28, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares Dynamic Yield ETF (the “LeaderShares ETF” or the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the LeaderShares ETF by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the LeaderShares ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the LeaderShares ETF as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser including quarterly performance reports prepared by management. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the services provided pursuant to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a summary of the financial condition of Redwood; an overview of Redwood’s compliance program, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons,

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and independent reports prepared by Broadridge, an independent third party data provider, analyzing the proposed fees and expenses of the Fund as compared to a respective peer group (“Peer Group”) of other ETFs with similar investment strategies as selected by Broadridge.

In considering the nature and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered the level and sophistication of Redwood’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that it has received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board noted that the Trust’s CCO had not identified any significant matters relating to Redwood’s compliance program and, moreover, that Redwood appeared to be devoting adequate resources to its compliance program. The Board noted that Redwood’s compliance, risk management, and associated policies appeared to be operating effectively to identify and monitor risks and ensure compliance with the federal securities laws. The Board considered the effectiveness of Redwood’s cybersecurity and business continuity policies and procedures. The Board noted that Redwood appeared to have adequate capacity to operate both its investment and compliance programs, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, and that Redwood’s risk management and associated policies and procedures appeared to be operating effectively to identify and monitor risks based upon information from the CCO.

The Board noted no significant disruption or impact to the services provided by the Adviser as a result of the COVID-19 pandemic and that the Adviser had continued to provide the same level, quality and extent of services to the Fund. The Board also considered the significant risks assumed by Redwood in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by Redwood to the Fund were satisfactory and reliable.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

Performance . In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings. information about the Fund’s performance results. Among other data, the Board considered the Fund’s performance as compared to the Peer Group’s performance. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to its Peer Group. The Board also received discount/premium information.

Among other data, the Board considered the performance of the Fund for the one-year and since inception periods ended December 31, 2022 as compared to the Fund’s benchmark index, Peer Group, and Morningstar category. The Board considered that the Fund had underperformed the median of its Morningstar category for the one-year and since inception periods but had equaled the performance of its Peer Group median for the same periods. The Board also took into account the relatively short operational history of the Fund. The Board concluded that the overall performance of the Fund was satisfactory.

Fees and Expenses. Regarding the costs of the services provided by Redwood with respect to the Fund, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s contractual advisory fee and net operating expenses compared to the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including potential differences of expense record dates and in the investment strategies and size of the Fund relative to its Peer Group, as well as the level, quality and nature of the services provided by the Adviser with respect to the Fund.

The Board noted, among other data, that the Fund’s unitary fee was above the contractual management fee median of both the Fund’s Peer Group and Morningstar category. The Board also recognized that the Fund’s net total expenses were also above the median of both its Peer Group and Morningstar category. The Board considered Redwood’s commentary with respect to differences in the Fund’s strategy from the other funds in the Peer Group. The Board also noted that the Fund’s unitary fee was within the range of contractual management fees for others in the Peer Group and that net total expenses were less than the Morningstar category high and within the range of others in the Peer Group. The Board also noted the size of the Fund.

Based on these factors, the Board concluded that the contractual unitary advisory fee of the Fund was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits are reasonable in light of the services to be provided to the Fund. The Board reviewed a profitability analysis prepared by Redwood. The Board also took into account a unitary fee arrangement under which Redwood reimbursed the Fund for expenses over the applicable unitary fee rate. The Board concluded that Redwood’s profitability from its relationship with the Fund was not excessive.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of the Fund as it grew and whether fee levels reflected these economies. The Board noted that the Fund’s current advisory fee does not include breakpoints. The Board also noted the unitary fee structure of the Fund. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Fund. The Board considered that Redwood uses the Fund as one of the components of model portfolios it builds for its clients. The Board noted that Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the Advisory Agreement renewal, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

LEADERSHARES-SAR23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end management investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end management investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 10, 2023